Stock-Based Compensation - Summary of Non-Qualified and Incentive Stock Option Right Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Optioned Shares
Outstanding beginning of year (in shares)	5,163,709	5,219,506	5,699,892
Granted (in shares)	689,506	712,967	697,423
Exercised (in shares)	(1,154,698)	(733,876)	(1,133,287)
Forfeited (in shares)	(49,977)	(26,653)	(43,632)
Expired (in shares)	(2,227)	(8,235)	(890)
Outstanding end of year (in shares)	4,646,313	5,163,709	5,219,506
Exercisable at end of year (in shares)	3,288,237	3,783,755	3,807,351
Weighted- Average Exercise Price Per Share
Outstanding beginning of year (in dollars per share)	$ 163.61	$ 141.58	$ 117.31
Granted (in dollars per share)	377.84	271.46	241.84
Exercised (in dollars per share)	123.16	108.81	79.41
Forfeited (in dollars per share)	267.02	232.83	193.60
Expired (in dollars per share)	236.97	176.28	87.59
Outstanding end of year (in dollars per share)	204.33	163.61	141.58
Exercisable at end of year (in dollars per share)	$ 156.43	$ 130.59	$ 110.96
Aggregate Intrinsic Value
Outstanding end of year	$ 955,810	$ 545,531	$ 616,866
Exercisable at end of year	$ 833,938	$ 522,921	$ 565,934